M International Equity Fund (Prospectus Summary): | M International Equity Fund

M Fund, Inc.

Supplement dated as of June 17, 2011, to the

Prospectus dated April 29, 2011

On March 1, 2011, the Board of Directors of M Fund, Inc. (the “Company”) approved the appointment of Northern Cross, LLC to replace Brandes Investment Partner, L.P. as the sub-adviser of the M International Equity Fund.  An information statement regarding these changes, in combination with the proxy statement for the approval of Directors and an amendment to the investment advisory agreement for the M International Equity Fund, was mailed to shareholders on May 16, 2011.  These changes went into effect upon the shareholder’s approval of the amendment to the investment advisory agreement for the M International Equity Fund, which occurred on June 17, 2011.

Effective immediately, all references in the Prospectus to Brandes Investment Partner, L.P. are replaced with references to Northern Cross, LLC.

The table and accompanying footnotes in the sub-section “Annual Fund Operating Expenses” within the section “M International Equity Fund” on page 3 of the Prospectus is replaced with the following:
Annual Fund Operating Expenses		M International Equity Fund
Management Fees	[1]	0.70%
Distribution (12b-1) Fee		none
Other Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		0.93%
[1]	Restated to reflect current fees. Effective June 17, 2011, the advisory fee payable to the Adviser increased from 0.65% of the Fund’s average daily net assets to 0.70% of the Fund’s average daily net assets.
[2]	For the period from May 1, 2011 to April 30, 2012, M Financial Investment Advisers, Inc. (the “Adviser”) has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.

The table in the sub-section “Example” within the section “M International Equity Fund” on page 3 of the Prospectus is replaced in its entirety with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M International Equity Fund	95	296	515	1,143

The third paragraph of the sub-section “Principal Investment Strategies” within the section “M International Equity Fund” on page 4 of the Prospectus is replaced in its entirety with the following:
The Fund’s sub-adviser, Northern Cross, LLC’s (“Northern Cross”) investment philosophy is to buy undervalued, quality companies with improving margins and aim to hold them for five to seven years.
The following text is added to the end of the first paragraph and the sixth paragraph in the sub-section “Performance” within the section “M International Equity Fund” on page 5 of the Prospectus:

The performance prior to June 17, 2011 reflects the performance results obtained under a different Sub-Adviser using different investment strategies.  Had the current Sub-Adviser and investment strategies been in place during the period shown, the performance results may have been different.